Qualitative and quantitative information on financial risks - Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates (Detail) - Foreign currency risk - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Sensitivity threshold, hypothetical change in year-end exchange-rates	5.00%
Notional amount	€ 261,905,000	€ 377,297,000
Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	1.2472	1.7967
Impact on decrease in profit before tax	(1.3785)	(1.9857)
Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	178,282,000	326,611,000
Impact on increase in profit before tax	(0.8489)	(1.5552)
Impact on decrease in profit before tax	0.9383	1.7190
Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	(90,295,000)	(127,072,000)
Impact on increase in profit before tax	4,300,000	0.6051
Impact on decrease in profit before tax	(4,752,000)	(0.6688)
USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	43,124,000	139,582,000
USD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.2054	0.6647
Impact on decrease in profit before tax	(0.2270)	(0.7346)
USD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	(14,965,000)	121,093,000
Impact on increase in profit before tax	0.0713	(0.5766)
Impact on decrease in profit before tax	(0.0788)	0.6373
USD | Thom Browne
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	(90,295,000)	(127,072,000)
Impact on increase in profit before tax	4,300,000	0.6051
Impact on decrease in profit before tax	(4,752,000)	(0.6688)
CAD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	8,624,000	0
CAD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0411	0
Impact on decrease in profit before tax	(0.0454)	0
CAD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	12,614,000	0
Impact on increase in profit before tax	(0.0601)	0
Impact on decrease in profit before tax	0.0664	0
JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	10,332,000	20,469,000
JPY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0491	0.0975
Impact on decrease in profit before tax	(0.0544)	(0.1077)
JPY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	22,279,000	16,506,000
Impact on increase in profit before tax	(0.1061)	(0.0786)
Impact on decrease in profit before tax	0.1172	0.0869
CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	172,390,000	160,344,000
CNY | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.8209	0.7635
Impact on decrease in profit before tax	(0.9073)	(0.8439)
CNY | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	77,766,000	113,604,000
Impact on increase in profit before tax	(0.3703)	(0.5410)
Impact on decrease in profit before tax	0.4093	0.5979
HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	10,078,000	17,697,000
HKD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0480	0.0843
Impact on decrease in profit before tax	(0.0530)	(0.0931)
HKD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	24,115,000	29,115,000
Impact on increase in profit before tax	(0.1148)	(0.1386)
Impact on decrease in profit before tax	0.1269	0.1532
GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	12,512,000	27,941,000
GBP | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0596	0.1331
Impact on decrease in profit before tax	(0.0659)	(0.1471)
GBP | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	10,802,000	7,516,000
Impact on increase in profit before tax	(0.0514)	(0.0358)
Impact on decrease in profit before tax	0.0569	0.0396
SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	4,845,000	8,114,000
SGD | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0.0231	0.0386
Impact on decrease in profit before tax	(0.0255)	(0.0427)
SGD | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	16,846,000	14,279,000
Impact on increase in profit before tax	(0.0802)	(0.0680)
Impact on decrease in profit before tax	0.0887	0.0752
CHF | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	(16,975,000)	(15,994,000)
Impact on increase in profit before tax	0.0808	0.0762
Impact on decrease in profit before tax	(0.0893)	(0.0842)
KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	0	3,150,000
KRW | Foreign currency hedging instruments
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	0	0.0150
Impact on decrease in profit before tax	0	(0.0166)
KRW | Trade receivables
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	45,800,000	40,492,000
Impact on increase in profit before tax	(0.2181)	(0.1928)
Impact on decrease in profit before tax	0.2410	0.2131
Hedges of net investment in foreign operations
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	114,148,000	277,365,000
Impact on increase in profit before tax	0.5436	1.3208
Impact on decrease in profit before tax	(0.5250)	(1.4599)
Hedges of net investment in foreign operations | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	(66,449,000)	99,801,000
Impact on increase in profit before tax	(0.3164)	0.4752
Impact on decrease in profit before tax	0.3497	(0.5253)
Hedges of net investment in foreign operations | CAD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	7,195,000	0
Impact on increase in profit before tax	0.0343	0
Impact on decrease in profit before tax	0.0380	0
Hedges of net investment in foreign operations | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	27,275,000	16,428,000
Impact on increase in profit before tax	0.1299	0.0782
Impact on decrease in profit before tax	(0.1436)	(0.0865)
Hedges of net investment in foreign operations | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	88,046,000	98,343,000
Impact on increase in profit before tax	0.4193	0.4683
Impact on decrease in profit before tax	(0.4634)	(0.5176)
Hedges of net investment in foreign operations | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	12,247,000	18,493,000
Impact on increase in profit before tax	0.0583	0.0881
Impact on decrease in profit before tax	(0.0645)	(0.0973)
Hedges of net investment in foreign operations | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	3,513,000	10,223,000
Impact on increase in profit before tax	0.0167	0.0487
Impact on decrease in profit before tax	(0.0185)	(0.0538)
Hedges of net investment in foreign operations | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	17,629,000	14,888,000
Impact on increase in profit before tax	0.0839	0.0709
Impact on decrease in profit before tax	(0.0928)	(0.0784)
Hedges of net investment in foreign operations | KRW
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Notional amount	24,692,000	19,189,000
Impact on increase in profit before tax	0.1176	0.0914
Impact on decrease in profit before tax	€ (0.1299)	€ (0.1010)